Other current financial assets - Paragraphs (Details) € in Thousands	Dec. 31, 2021 EUR (€)	Dec. 31, 2020 EUR (€) item
Disclosure of financial assets [line items]
Short-term deposits		€ 12,500
Short-term deposits
Disclosure of financial assets [line items]
Number of short-term deposits not classified as cash equivalents | item		3
Short-term deposits	€ 0	€ 12,500
Short-term deposit one
Disclosure of financial assets [line items]
Short-term deposits		€ 1,000
Interest rate		0.05%
Short-term deposit two
Disclosure of financial assets [line items]
Short-term deposits		€ 3,000
Interest rate		0.05%
Short-term deposit three
Disclosure of financial assets [line items]
Short-term deposits		€ 8,500
Interest rate		0.02%